                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751
                                    ---------

                      FORTRESS REGISTERED INVESTMENT TRUST
                      ------------------------------------
               (Exact name of Registrant as specified in charter)

1345 Avenue Of The Americas, 46th Floor, New York, NY                   10105
--------------------------------------------------------------------------------
         (Address of principal executive offices)                     (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 798-6100
                                                     --------------

Date of fiscal year end:  December 31
                          -----------

Date of reporting period:  March 31, 2006
                           --------------

ITEM 1.  CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED).

The Registrant's Consolidated Schedule of Investments as of March 31, 2006 is as follows:




                                               % OF
                                            CONTROLLED
                                            AFFILIATE   COST (C)(D)   NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED
CONTROLLED AFFILIATE (A)                      OWNED       (000S)      AFFILIATE
------------------------                      -----       ------      ---------
FRIT Capital Trading LLC                      100%      $ 24,525      U.S. Government treasury securities; 4.64%; sold April 2006
                                                                      Repurchase agreement with Goldman Sachs & Co. Inc.; 4.72%;
                                                                      repaid April 2006
Fortress Brookdale Acquisition LLC             92%        37,655      Brookdale Senior Living Inc., an owner and operator of senior living facilities, common stock (restricted as to public
                                                                      resale until March
                                                                      Dividend receivable
FRIT Palazzo Due LLC                          100%             -      Palazzo Finance Due S.p.A. Class D Asset Backed Variable
                                                                      Return Notes; due 2032
                                                                      Foreign Currency Hedges (e)
FRIT Ital SL                                  100%             -      Italfondiario SpA , an Italian holding company, common stock
                                                                      Foreign Currency Hedges (e)
Portland Acquisition I LLC                    100%        16,581      168,000 square foot building in Portland, OR
Fortress UK Acquisition Company ("FUKA")      100%        87,813      Mapeley Limited, a British real estate operating company,
                                                                      common stock (f)
                                                                      Royal Bank of Scotland swaps related to Palazzo Due
                                                                      Restricted cash
                                                                      Foreign Currency Hedges (e)
Ital SP Acquisition GP LLC, SPGP LLC, FRIT     100%         4,672     Undivided net interest in approximately 6,600 Italian
 Ital SP Acquisition LP and FRIT SP LP                                defaulted secured loans on real estate, subject to seller
                                                                      financing from San Paolo IMI in the amount of
                                                                      E 4.6 million, bearing interest at
                                                                      Foreign Currency Hedges (e)
NCS I LLC                                      42%         3,349      NCS Holding Company, a speciality finance company and loan servicer, common stock
FRIT PINN LLC                                 100%       153,494      Global Signal Inc. (formerly known as Pinnacle Holdings
                                                                      Inc.), a provider of telecommunication rental space, common stock (f) LIBOR interest rate cap at 3.00%; matures June 2006
                                                                      Restricted cash (f)

                                            NUMBER OF
                                             SHARES,        DIVIDENDS,
                                            PRINCIPAL/     INTEREST AND
                                             NOTIONAL        REALIZED
                                              AMOUNT         GAINS AND        FAIR VALUE
CONTROLLED AFFILIATE (A)                      (000S)        LOSSES (000S)       (000S)
------------------------                      ------        -------------       ------
FRIT Capital Trading LLC                    $2,450,000         $(1,522)      $ 2,422,132
                                            $2,397,607                -      (2,397,607)

Fortress Brookdale Acquisition LLC               9,929            3,186          343,629



                                            $        -                -            3,186
FRIT Palazzo Due LLC                        E   11,476              414           13,974


                                                   (e)             (41)            (309)
FRIT Ital SL                                    11,000           29,946                -
                                                   (e)              367                -
Portland Acquisition I LLC                           -                -           12,000


Fortress UK Acquisition Company ("FUKA")         6,740            4,406          410,153
                                                     -            1,150            1,765
                                            $    9,907               34            9,907
                                                   (e)          (3,506)            1,957
Ital SP Acquisition GP LLC,SPGP LLC, FRIT          N/A                -           10,704

Ital SP Acquisition LP and FRIT SP LP


                                                   (e)             (27)            (207)
NCS I LLC                                            1              506           20,676

FRIT PINN LLC                                   19,162            9,512          942,782


                                            $  160,000              419              784
                                            $    1,119               49            1,119


See notes to consolidated schedule of investments.



                                       % OF
                                    CONTROLLED
                                     AFFILIATE  COST (C)(D)
CONTROLLED AFFILIATE (A)               OWNED       (000S)   NAME OF ISSUE OR NATURE OF INDEBTEDNESS HELD BY CONTROLLED AFFILIATE
------------------------               -----       ------   --------------------------------------------------------------------
Ital Investment Holdings II LLC
and Ital Tre Investors LP              100%       2,031     100% net economic interest in Palazzo Finance Quattro Limited, an owner of approximately 4,300 nonperforming Italian secured loans on real estate, subject to a E 255 million loan from Lehman
                                                            Brothers, bearing interest at 3-month Euribor plus 1.50% and due
                                                            June 2008

                                                            Cash
                                                            Foreign Currency Hedges (e)
Direct investment of FRIT                          3,982    Global Signal Inc. common stock (f)

                                                            Options to purchase common shares of Global Signal Inc. at $18 per share; expire June 2014
                                               ---------
Total Investments (b)                          $ 334,102
                                               =========

                                       NUMBER OF
                                        SHARES,     DIVIDENDS,
                                      PRINCIPAL/   INTEREST AND
                                       NOTIONAL      REALIZED
                                        AMOUNT       GAINS AND      FAIR VALUE
CONTROLLED AFFILIATE (A)                (000S)     LOSSES (000S)      (000S)
------------------------                ------     -------------      ------
Ital Investment Holdings II LLC
and Ital Tre Investors LP                   --             74           53,009




                                          $ 10             --               10
                                           (e)          (130)            (984)
Direct investment of FRIT                  500            248           24,600

                                           644             --
                                                                        20,093
                                                       -------      ----------
Total Investments (b)                                  $45,085      $1,893,373
                                                       =======      ==========

See notes to consolidated schedule of investments.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2006

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $175.8 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,717.6 million (gross unrealized appreciation of $1,757.3 million and gross unrealized depreciation of $39.7 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:


FORWARD CONTRACTS

   Notional                                                               Fair
   Amount                                                Maturity         Value
   (000's)                              Currency          Date          ($000s)
   -------                              --------          ----          -------
FRIT Palazzo Due LLC

        15,700                             EUR           9/7/2006       $  (309)
                                                                        =======


Fortress UK Acquisition Company

      114,152                              GBP           9/5/2006       $ 1,882
       87,848                              GBP           9/7/2006            75
                                                                        -------
                                                                        $ 1,957
                                                                        =======


Ital SP Acquisition GP LLC, et al

        10,500                             EUR           9/7/2006       $ (207)
                                                                        =======


Ital Investment Holdings II LLC, et al

        50,000                             EUR           9/7/2006       $ (984)
                                                                        =======


(f)  These assets serve as collateral for FRIT's margin loan.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust

By:    /s/ Jeffrey Rosenthal
       -------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date:  May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Wesley R. Edens
       -------------------------
Name:  Wesley R. Edens
Title: Chief Executive Officer
Date:  May 30, 2006




By:    /s/ Jeffrey Rosenthal
       -------------------------
Name:  Jeffrey Rosenthal
Title: Chief Financial Officer
Date:  May 30, 2006